Initial Public Offering	Feb. 05, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 20,000,000 Public Units at $10.00 per Public Unit (which includes the exercise by the underwriter of its over-allotment option of 2,500,000 units). Each Public Unit consists of one Public Share and one-third
of one Public Warrant. Each whole Public Warrant entitles the holder thereof to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to certain adjustments. See Note 7.